Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
The provision for income taxes was as follows:

Year Ended December 31	2015	2014	2013
Current
United States
Federal	$(8.4)	$44.8	$(0.8)
State	—	7.0	3.4
Non-United States	158.7	148.2	167.9
Total current	150.3	200.0	170.5
Deferred
United States
Federal	92.9	53.2	21.0
State	1.8	(1.9)	0.9
Non-United States	(3.5)	2.7	(4.9)
Total deferred	91.2	54.0	17.0
Total provision	$241.5	$254.0	$187.5

Schedule of effective income tax rate reconciliation
A reconciliation between taxes computed at the United States Federal statutory rate of 35% and the consolidated effective tax rate is as follows:

Year Ended December 31	2015	2014	2013
Income tax based on statutory rate	$231.2	$238.6	$166.4
Increase (decrease) resulting from:
Non-United States tax rate difference	20.4	20.1	27.7
Repatriation of non-United States earnings	(16.9)	(10.1)	(20.5)
State income taxes, net of Federal benefit	2.7	2.9	3.2
Change in valuation allowance	3.3	5.0	(0.5)
Other, net	0.8	(2.5)	11.2
Tax provision	$241.5	$254.0	$187.5

Components of future income tax benefits (expense)
Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

December 31	2015	2014
Future Income Tax (Expense) Benefits
Accrued payroll taxes and insurance	$31.5	$32.8
Employee compensation payable	31.7	28.1
Pension and postretirement benefits	57.5	60.5
Intangible assets	(144.7)	(124.7)
Repatriation of non-United States earnings	(132.0)	(53.1)
Intercompany loans denominated in foreign currencies	(61.2)	(25.6)
Net operating losses	106.5	129.7
Other	133.1	119.7
Valuation allowance	(95.9)	(107.9)
Total future tax (expense) benefits	$(73.5)	$59.5
Deferred tax asset	83.9	106.2
Deferred tax liability	(157.4)	(46.7)
Total future tax (expense) benefits	$(73.5)	$59.5

Summary of net operating loss carryforwards
The net operating loss carryforwards expire as follows:

	United States Federal and Non-United States	United States State
2016	$3.6	$1.0
2017	3.4	7.5
2018	3.1	3.5
2019	7.9	4.5
2020	4.3	—
Thereafter	27.4	240.3
No expirations	328.8	—
Total net operating loss carryforwards	$378.5	$256.8

Summary of unrecognized tax benefit activity
The following table summarizes the activity related to our unrecognized tax benefits during 2015, 2014 and 2013:

	2015	2014	2013
Gross unrecognized tax benefits, beginning of year	$23.0	$23.9	$26.4
Increases in prior year tax positions	2.3	0.7	2.1
Decreases in prior year tax positions	(0.5)	(1.2)	(5.6)
Increases for current year tax positions	3.1	2.2	3.4
Expiration of statute of limitations and audit settlements	(8.9)	(2.6)	(2.4)
Gross unrecognized tax benefits, end of year	$19.0	$23.0	$23.9
Potential interest and penalties	19.9	7.8	8.4
Balance, end of year	$38.9	$30.8	$32.3